Establishment and Operations (Details Narrative)	Mar. 21, 2024 USD ($) shares $ / shares	Mar. 31, 2025 AUD ($)	Jun. 30, 2024 AUD ($) $ / shares	Mar. 21, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Total consideration paid	$ 190,000,000
Net working capital	$ 4,000,000
Ordinary share issued per share | (per share)	$ 10.00		$ 0.0001
Asset		$ 31,112,965	$ 29,996,770		$ 24,060,543
Australian Oilseeds Investments Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Asset				$ 32,000,000
EDOC Acquisition Corp [member]
IfrsStatementLineItems [Line Items]
Asset				$ 10,000.00
Business combination agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares forfeited | shares	200,000
Number of shares exchanged | shares	479,000			479,000
Convertible promissory notes	$ 1,500,000